Revenues from Contracts with Customers - Contract Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Contract costs
Contract cost asset	$ 44.3	$ 43.0
Practical expedient, incremental costs of obtaining a contract	true
Amortization expense of contract cost asset	$ 7.6	7.6	$ 7.3
Impairment loss for contract cost asset	$ 0.0	$ 0.0	$ 0.0